Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity Registrant Name	ANTELOPE ENTERPRISE HOLDINGS LTD.
Entity Central Index Key	0001470683
Entity Address, Address Line One	Room 1802, Block D
Entity Address, Address Line Two	Zhonghai International Center
Entity Address, Address Line Three	Hi- Tech Zone
Entity Address, City or Town	Chengdu
Entity Address, Country	CN